Income Tax - Schedule of Deferred Income Tax Assets and Liabilities (Details) - ESGEN Opco, LLC [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Asset assets:
Deferred tax assets	$ 5,914,920	$ 661,904
Valuation allowance	(5,914,920)
Net deferred tax asset		661,904
Deferred tax liabilities		(423,413)
Net deferred tax assets and liabilities		$ 238,491